Accounts receivable, unbilled revenue (contract assets) and payments on account (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Contracts Receivable [Abstract]
Billed services (accounts receivable)	$ 436,695	$ 423,680
Unbilled services (unbilled revenue)	491,848	362,926
Accounts receivable and unbilled revenue	928,543	786,606
Allowance for doubtful accounts	(4,714)	(8,889)
Accounts receivable and unbilled revenue, net	923,829	777,717
Unearned revenue (payments on account)	(321,484)	(274,468)
Net balance	170,364	$ 88,458
Change in unbilled services (unbilled revenue)	128,922
Change in unearned revenue (payments on account)	(47,016)
Change in net balance	$ 81,906
Change in unbilled services (unbilled revenue), percent	35.50%
Change in unearned revenue (payments on account), percent	17.10%
Change in net balance, percent	92.60%